(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share

The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net (loss) profit attributable to APWC from continuing operations	(2,642)	(552)	(1,632)
Net (loss) profit attributable to APWC	(2,642)	(552)	(1,632)

Denominator:
Weighted-average common shares outstanding – basic and diluted	13,819,669	13,819,669	13,819,669

(Loss) earnings per share – basic and diluted
Continuing operations	(0.19)	(0.04)	(0.12)
Total (loss) earnings per share – basic and diluted	(0.19)	(0.04)	(0.12)